Income Taxes - Schedule of Effective Tax Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Effective Tax Rates [Abstract]
Federal income tax benefit at the statutory rate	$ (2,370)	$ (991)	$ (2,421)
Effect of:
State income taxes	(564)	(236)	(576)
Foreign taxes	10,602	3,494	2,331
Other, net		(84)
Income tax expense/(benefit)	$ 7,668	$ 2,183	$ (666)